Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going concern basis [Abstract]
Bank loan or other debts outstanding	$ 0
Cash and cash equivalents	100,791	$ 78,420	$ 165,955	$ 276,776
Marketable securities	62,400	88,700
Other financial assets	$ 19,387	$ 55,615